EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments
Current assets	$ 4,421	$ 2,902
Non-current assets	102,942	108,354
Current liabilities	17,824	12,326
Non-current liabilities	48,208	54,242
Other
Investments
Current assets	91	123
Non-current assets	2,800	1,837
Current liabilities	998	35
Non-current liabilities	1,111	1,045
Net assets	782	880
Associates
Investments
Current assets	91	123
Non-current assets	2,800	1,837
Current liabilities	998	35
Non-current liabilities	1,111	1,045
Net assets	782	880
Canary Wharf Joint Venture
Investments
Current assets	1,608	1,219
Non-current assets	13,160	13,432
Current liabilities	2,146	1,344
Non-current liabilities	5,742	6,151
Net assets	6,880	7,156
Manhattan West, New York
Investments
Current assets	361	215
Non-current assets	7,775	6,502
Current liabilities	497	1,659
Non-current liabilities	3,850	1,633
Net assets	3,789	3,425
Ala Moana
Investments
Current assets	156	99
Non-current assets	5,508	5,717
Current liabilities	50	43
Non-current liabilities	1,889	1,882
Net assets	3,725	3,891
BPYU JV Pool A
Investments
Current assets	256	218
Non-current assets	5,618	5,862
Current liabilities	108	125
Non-current liabilities	2,320	2,191
Net assets	3,446	3,764
BPYU JV Pool B
Investments
Current assets	301	230
Non-current assets	5,572	6,085
Current liabilities	161	102
Non-current liabilities	3,514	3,534
Net assets	2,198	2,679
Fashion Show, Las Vegas
Investments
Current assets	54	38
Non-current assets	2,461	2,475
Current liabilities	16	20
Non-current liabilities	829	828
Net assets	1,670	1,665
BPYU JV Pool C
Investments
Current assets	67	41
Non-current assets	2,090	2,295
Current liabilities	37	34
Non-current liabilities	655	666
Net assets	1,465	1,636
Grace Building
Investments
Current assets	130	44
Non-current assets	2,495	2,304
Current liabilities	34	16
Non-current liabilities	1,237	896
Net assets	1,354	1,436
BPYU JV Pool D
Investments
Current assets	67	50
Non-current assets	1,619	2,183
Current liabilities	69	82
Non-current liabilities	469	790
Net assets	1,148	1,361
Southern Cross East
Investments
Current assets	8	6
Non-current assets	869	933
Current liabilities	10	7
Non-current liabilities	0	0
Net assets	867	932
The Grand Canal Shoppes, Las Vegas
Investments
Current assets	49	54
Non-current assets	1,794	1,782
Current liabilities	38	35
Non-current liabilities	974	974
Net assets	831	827
One Liberty Plaza, New York
Investments
Current assets	40	28
Non-current assets	1,681	1,666
Current liabilities	118	39
Non-current liabilities	853	854
Net assets	750	801
680 George Street, Sydney
Investments
Current assets	9	3
Non-current assets	749	680
Current liabilities	7	4
Non-current liabilities	0	0
Net assets	751	679
The Mall in Columbia
Investments
Current assets	29	27
Non-current assets	825	867
Current liabilities	13	9
Non-current liabilities	246	321
Net assets	595	564
D.C. Fund
Investments
Current assets	45	50
Non-current assets	1,241	1,298
Current liabilities	353	190
Non-current liabilities	429	604
Net assets	504	554
Potsdamer Platz
Investments
Current assets	69
Non-current assets	2,397
Current liabilities	42
Non-current liabilities	1,402
Net assets	1,022
BPYU JV Pool F
Investments
Current assets	21	9
Non-current assets	709	768
Current liabilities	6	5
Non-current liabilities	227	227
Net assets	497	545
BPYU JV Pool G
Investments
Current assets	19	13
Non-current assets	721	733
Current liabilities	15	15
Non-current liabilities	355	360
Net assets	370	371
Baybrook Mall, Texas
Investments
Current assets	19	14
Non-current assets	718	883
Current liabilities	13	11
Non-current liabilities	232	236
Net assets	492	650
Brazil Retail
Investments
Current assets	27	31
Non-current assets	764	1,024
Current liabilities	6	11
Non-current liabilities	74	95
Net assets	711	949
Shops at La Cantera, Texas
Investments
Current assets	20
Non-current assets	736
Current liabilities	11
Non-current liabilities	246
Net assets	499
Miami Design District
Investments
Current assets	68	53
Non-current assets	1,635	1,683
Current liabilities	50	29
Non-current liabilities	576	570
Net assets	1,077	1,137
Other
Investments
Current assets	1,540	1,821
Non-current assets	13,881	14,706
Current liabilities	1,088	1,971
Non-current liabilities	7,279	6,236
Net assets	7,054	8,320
Joint ventures
Investments
Current assets	4,963	4,263
Non-current assets	75,018	73,878
Current liabilities	4,888	5,751
Non-current liabilities	33,398	29,048
Net assets	41,695	43,342
Joint ventures | Associates
Investments
Current assets	5,054	4,386
Non-current assets	77,818	75,715
Current liabilities	5,886	5,786
Non-current liabilities	34,509	30,093
Net assets	$ 42,477	$ 44,222